Share Capital (Schedule of Stock Option Activity) (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares Option
Balance, beginning of year	1,172,000	1,368,000	1,020,000
Grants	190,000	158,000	395,000
Exercised	(21,000)	(140,000)
Forfeited	(14,000)	(214,000)	(47,000)
Balance, end of year	1,327,000	1,172,000	1,368,000
Exercisable, end of year	839,000	423,000
Weighted- Average Exercise Price
Balance, beginning of year	$ 6.36	$ 5.30	$ 4.87
Grants	7.56	8.26	$ 7.47
Exercised	5.60	5.40
Forfeited	5.22	5.77	$ 7.88
Balance, end of year	6.52	6.36	$ 5.30
Exercisable, end of year	$ 5.9	$ 5.24